Description of Organization, Business Operations and Basis of Presentation (Details) - USD ($)		1 Months Ended	5 Months Ended
	Oct. 09, 2020	Nov. 17, 2020	Dec. 31, 2020
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Offering costs			$ 375,000,000
Net Proceeds			$ 375,000,000
Fair market value, percentage			80.00%
Ownership percentage			50.00%
Exercise price (in Dollars per share)			$ 10.00
Net tangible assets			$ 5,000,001
Aggregate of public share, percentage			15.00%
Percentage of public shares			100.00%
Dissolution expenses			$ 100,000
Price per share (in Dollars per share)			$ 10.00
Balance at bank			$ 821,000
Working capital deficit			$ 1,200,000
Initial Public Offering [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Initial public offering units (in Shares)	35,000,000
Price per warrant (in Dollars per share)	$ 10.00
Gross proceeds	$ 350,000,000
Offering costs	19,800,000
Deferred underwriting commissions	$ 12,300,000
Over-Allotment Units [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Initial public offering units (in Shares)		2,500,000
Gross proceeds		$ 25,000,000
Underwriting Fees		1,400,000
Deferred underwriting fees		$ 875,000
Private Placement Warrants [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Price per warrant (in Dollars per share)			$ 1.50
Gross proceeds			$ 9,000,000
Initial public offering warrants (in Shares)			6,000,000
Exercise price (in Dollars per share)			$ 11.50
Private Placement Warrants Overallotment [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Initial public offering units (in Shares)		333,334
Price per warrant (in Dollars per share)			$ 10.00
Gross proceeds		$ 500,000
Founder Shares [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Sponsor payment			$ 25,000
Loan amount			$ 300,000